LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
LOSS PER SHARE
Schedule of computation of basic and diluted net income per share

	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Numerator:
Net loss:	(175,710,088)	(152,214,030)	(93,145,437)
Accretion on convertible redeemable preferred shares to redemption value	(155,053,264)	(191,134,918)	(250,774,772)
Deemed contribution from preferred shareholders at extinguishment of convertible bonds	—	16,750,848	—
Deemed dividends to preferred shareholders at extinguishment of convertible bonds and promissory notes	—	(44,163,640)	—
Modification of warrants	—	(1,021,523)	—
Numerator for basic and diluted net loss per share	(330,763,352)	(371,783,263)	(343,920,209)
Denominator:
Weighted average number of common shares outstanding—basic and diluted	6,096,842	6,096,842	19,198,145
Basic and diluted net loss per share attributable to the Company’s common shareholders	(54.25)	(60.98)	(17.91)
Basic and diluted net loss per ADS*	(108.50)	(121.96)	(35.83)

* The Company completed its IPO on November 18, 2014 and issued a total of 10,000,000 ADSs at a price of US$12.00 per ADS .Each ADS represents two Class A common shares. The net loss per ADS for the years ended December 31, 2012, 2013 and 2014 was calculated using the same conversion ratio assuming the ADSs had been in existence during these periods.